TRADE AND OTHER RECEIVABLES - Aging of Debtor Portfolio (Details) - Assets before provisions. - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
TRADE AND OTHER RECEIVABLES
Total Trade Receivables	$ 157,985,294	$ 155,876,847
Up to date non-securitized portfolio until 30 days
TRADE AND OTHER RECEIVABLES
Total Trade Receivables	151,275,377	148,694,299
31 and 60 days
TRADE AND OTHER RECEIVABLES
Total Trade Receivables	908,980	1,463,935
61 and 90 days
TRADE AND OTHER RECEIVABLES
Total Trade Receivables	1,050,476	567,318
91 and 120 days
TRADE AND OTHER RECEIVABLES
Total Trade Receivables	331,740	909,985
121 and 150 days
TRADE AND OTHER RECEIVABLES
Total Trade Receivables	709,400	410,944
151 and 180 days
TRADE AND OTHER RECEIVABLES
Total Trade Receivables	62,834	155,596
181 and 210 days
TRADE AND OTHER RECEIVABLES
Total Trade Receivables	82,863	245,947
211 and 250 days
TRADE AND OTHER RECEIVABLES
Total Trade Receivables	538,081	107,679
More than 250 days
TRADE AND OTHER RECEIVABLES
Total Trade Receivables	$ 3,025,543	$ 3,321,144